Other Payables and Accrued Expenses (Tables)	12 Months Ended
Apr. 30, 2026
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses

The components of other payables and accrued expenses are as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	JPY	JPY	USD
Salary and benefit payables	19,420,822	31,562,991	201,474
Consumption tax payable	12,430,909	1,096,304	6,998
Professional service fee	8,296,135	47,661,181	304,233
Communication costs	5,068,589	2,983,598	19,045
Advertisement	2,233,000	-	-
Withholding tax	1,557,198	1,149,463	7,337
Outsourced research and development costs	1,214,400	10,145,089	64,759
Corporate business tax	950,000	950,000	6,064
Resident tax for employees	511,900	220,000	1,404
Other	783,450	6,399,599	40,851
	52,466,403	102,168,225	652,165